MERGER WITH THE FORMER GOLDEN OCEAN - Summary of Asset Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and cash equivalents	$ 129,084
Restricted cash	2,448
Marketable securities	5,779
Other current assets	78,457
Favorable contracts	30,417	$ 18,732	$ 22,413	$ 28,829
Total current assets	246,185	444,500	299,932
Restricted cash	31,552
Newbuildings	12,030	105,727	180,562	338,614
Vessels and equipment, net	632,997	2,215,003	1,758,939	1,488,205
Vessels under capital lease, net	14,029	2,061	2,956	8,354
Investments in associated companies	11,346	2,287	4,224
Favorable charter party contracts	96,673	34,954	53,686	74,547
Other long term assets	9,116	10,681	7,527
Total assets	1,053,928	2,870,058	2,361,623
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Current portion of long term debt	39,395
Current portion of obligations under capital leases	7,032	5,239	4,858
Other current liabilities	28,180	32,089	14,617
Unfavorable charter party-in contracts	1,567	672	672	674
Total current liabilities	76,174	181,727	43,601
Long term debt	391,717	1,244,459	1,058,418	928,496
Convertible bond debt	161,200
Obligations under capital leases	31,405	7,435	12,673
Other long term liabilities	434	8,059	8,212
Non-current portion	5,976	4,126	4,798	5,470
Total liabilities	666,906	1,376,009	1,122,904
Fair value of net assets acquired and liabilities assumed	387,022
Total value of consideration	308,146
Bargain purchase gain arising on consolidation	$ 78,876	$ 0	$ 0	$ 78,876